Stock-Based Compensation and Employee Benefit Plans - Schedule of Option Activity Under the Company’s Stock Option Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation and Employee Benefit Plans [Abstract]
Options outstanding Opening balance	688	896
Weighted- Average Exercise Price Opening balance	$ 23,938.8	$ 22,770.75
Aggregate Intrinsic Value Opening balance
Options outstanding Forfeited	(449)	(14)
Weighted- Average Exercise Price Forfeited	$ 26,095.64	$ 114.14
Options outstanding Expired	(23)	(194)
Weighted- Average Exercise Price Expired	$ 10,710	$ 792.69
Options outstanding Ending balance	216	688
Weighted- Average Exercise Price Ending balance	$ 18,610.56	$ 23,938.8
Aggregate Intrinsic Value Ending balance
Number of Options, Options vested and exercisable as of December 31, 2024	210
Weighted- Average Exercise Price, Options vested and exercisable as of December 31, 2024	$ 18,725.71
Number of Options, Options vested and expected to vest as of December 31, 2024	216
Weighted- Average Exercise Price, Options vested and expected to vest as of December 31, 2024	$ 18,610.56
Options outstanding Granted
Weighted- Average Exercise Price Granted